Pacer Global Cash Cows Dividend ETF
Schedule of Investments
January 31, 2021 (Unaudited)
	Shares	Value

COMMON STOCKS - 97.5%
Australia - 7.0%
AGL Energy Ltd.	33,678	$295,220
Aurizon Holdings Ltd.	94,564	267,401
BHP Billiton Ltd. - ADR (a)	41,129	2,746,595
Coles Group Ltd.	31,810	442,700
Evolution Mining Ltd.	40,265	145,554
Fortescue Metals Group Ltd.	166,208	2,767,868
GPT Group	70,504	232,774
Stockland	94,383	320,989
Telstra Corp. Ltd.	464,857	1,108,435
Woodside Petroleum Ltd.	36,854	689,215
		9,016,751
Bermuda - 0.7%
CK Infrastructure Holdings Ltd.	129,172	688,906
Dairy Farm International Holdings Ltd.	53,177	229,193
		918,099
Canada - 1.3%
BCE, Inc. - ADR	40,850	1,732,040
Cayman Islands - 1.2%
NagaCorp Ltd.	148,811	169,477
Tingyi Cayman Islands Holding Corp.	221,284	440,670
Uni-President China Holdings Ltd.	169,176	204,890
Want Want China Holdings Ltd.	440,999	317,386
WH Group Ltd. (b)	563,373	457,776
		1,590,199
France - 4.4%
Bouygues SA	13,891	546,517
Danone SA	20,134	1,342,869
Orange SA	113,861	1,340,858
Sanofi - ADR (a)	50,574	2,387,599
		5,617,843
Germany - 5.6%
BASF SE	33,549	2,598,732
Bayer AG	43,877	2,657,816
Bayerische Motoren Werke AG	16,749	1,423,003
Evonik Industries AG	15,697	517,754
		7,197,305
Hong Kong - 3.0%
CK Hutchison Holdings Ltd.	162,783	1,127,456
CLP Holdings Ltd.	89,468	838,916
Jardine Matheson Holdings Ltd.	8,038	464,596
Lenovo Group Ltd.	487,326	573,861
PCCW Ltd.	434,473	242,082
Power Assets Holdings Ltd.	119,096	634,400
		3,881,311
Italy - 1.3%
Eni SpA - ADR (a)	85,485	1,722,523
Japan - 15.4%
Bridgestone Corp.	19,404	716,547
Canon, Inc. - ADR (a)	49,843	1,101,530
Dai Nippon Printing Co. Ltd.	7,456	128,128
ENEOS Holdings, Inc.	157,412	636,741
ITOCHU Corp.	35,924	1,028,041
Japan Tobacco, Inc.	101,857	2,020,220
KDDI Corp.	73,734	2,167,426
Marubeni Corp.	63,368	420,033
Mitsubishi Chemical Holdings Corp.	42,792	291,857
Mitsubishi Corp.	63,463	1,604,070
Mitsui & Co. Ltd.	57,534	1,063,675
Nippon Telegraph & Telephone Corp.	103,816	2,594,781
Obayashi Corp.	19,415	162,371
Shimizu Corp.	23,812	167,544
SoftBank Corp.	209,889	2,759,245
Sumitomo Corp.	52,683	697,612
Taisei Corp.	5,737	185,400
Takeda Pharmaceutical Co. Ltd. - ADR (a)	114,435	2,017,489
		19,762,710
Netherlands - 0.8%
Koninklijke Ahold Delhaize NV	33,834	968,586
New Zealand - 0.2%
Spark New Zealand Ltd.	87,548	301,979
Norway - 0.9%
Telenor ASA	66,482	1,102,529
Singapore - 1.7%
Jardine Cycle & Carriage Ltd.	18,939	307,381
Singapore Telecommunications Ltd.	684,993	1,216,940
Wilmar International Ltd.	152,103	603,420
		2,127,741
South Korea - 0.7%
KT&G Corp. (c)	4,833	346,511
SK Telecom Co. Ltd.	2,273	495,809
		842,320
Spain - 2.8%
Endesa SA	42,627	1,091,501
Naturgy Energy Group SA	41,796	1,080,874
Repsol SA	151	1,488
Telefonica SA - ADR - ADR (a)	324,890	1,410,023
		3,583,886
Sweden - 0.5%
Telia Co. AB	154,923	680,406
Switzerland - 4.7%
ABB Ltd. - ADR (a)	51,597	1,522,628
LafargeHolcim Ltd.	18,729	1,014,509
Novartis AG - ADR	27,309	2,470,645
Swisscom AG	1,778	968,893
		5,976,675
United Kingdom - 15.3%
BP PLC - ADR	113,949	2,531,947
British American Tobacco PLC - ADR	69,118	2,526,263
BT Group PLC	264,469	455,125
GlaxoSmithKline PLC - ADR	67,644	2,519,739
Imperial Brands PLC	93,864	1,890,526
Rio Tinto PLC - ADR (a)	34,452	2,632,822
Royal Dutch Shell PLC - ADR	69,331	2,418,959
Unilever PLC - ADR	42,253	2,465,040
Vodafone Group PLC - ADR (a)	132,542	2,273,095
		19,713,516
United States - 30.0%
3M Co.	14,400	2,529,504
AbbVie, Inc.	23,737	2,432,568
Altria Group, Inc.	61,548	2,528,392
AT&T, Inc.	86,190	2,467,620
Bristol-Myers Squibb Co.	40,863	2,510,214
Broadcom, Inc.	6,185	2,786,342
Cisco Systems, Inc.	55,938	2,493,716
Dow, Inc.	31,186	1,618,553
General Mills, Inc.	16,389	952,201
Gilead Sciences, Inc.	41,361	2,713,282
International Business Machines Corp. (a)	20,021	2,384,701
Kimberly-Clark Corp.	8,685	1,147,288
Kinder Morgan, Inc. (a)	128,487	1,809,097
Pfizer, Inc.	63,114	2,265,793
Philip Morris International, Inc.	31,532	2,511,524
The Kraft Heinz Co. (a)	47,411	1,588,743
Verizon Communications, Inc.	41,368	2,264,898
Walgreens Boots Alliance, Inc.	30,337	1,524,434
		38,528,870
TOTAL COMMON STOCKS (Cost $128,558,637)		125,265,289

REAL ESTATE INVESTMENT TRUSTS - 1.6%
Australia - 0.3%
Dexus	42,019	289,339
Vicinity Centres	151,200	177,376
		466,715
Singapore - 0.4%
Mapletree Commercial Trust	103,128	160,701
Mapletree Industrial Trust	79,180	171,068
Mapletree Logistics Trust	123,783	184,500
		516,269
United States - 0.9%
Public Storage	5,142	1,170,422
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,176,757)		2,153,406
	Principal Amount
SHORT-TERM INVESTMENTS - 0.4%
Money Market Deposit Accounts - 0.4%
U.S. Bank Money Market Deposit Account, 0.005% (d)	$460,055	460,055
TOTAL SHORT-TERM INVESTMENTS (Cost $460,055)		460,055
	Shares
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 14.5%
Mount Vernon Liquid Assets Portfolio, LLC, 0.15% (d)	18,619,035	18,619,035
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $18,619,035)		18,619,035

Total Investments (Cost $149,814,484) - 114.0%		146,497,785
Liabilities in Excess of Other Assets - (14.0)%		(17,988,359)
TOTAL NET ASSETS - 100.0%		$128,509,426

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt
(a)	All or a portion of this security is on loan as of January 31, 2021. The total value of securities on loan is $17,722,014 or 13.8% of net assets.
(b)
Security exempt from registration under Rule 144(a) and Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund's liquidity guidelines. The value of those securities total $457,776, or 0.36% of net assets.

(c)	Non-income producing security.
(d)	The rate shown is as of January 31, 2021.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

Summary of Fair Value Disclosure at January 31, 2021 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The financial statements have been prepared in conformity with accounting principals generally accepted in the United States of America (“GAAP”). The Funds are investment companies that follow the accounting and reporting guidelines of Accounting Standards Codification Topic 946 applicable to investment companies.

Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market (“Nasdaq”). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price (“NOCP”) will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company's net asset value per share, with the exception of exchange-traded open end investment companies, which are priced as equity securities described above.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturies of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the twenty, sixty, ninety, and one-hundred eighty day forward rates provided by an independent source.

Units of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s NAV per share as provided by its administrator.

Deposit accounts are valued at acquisition cost, which approximates fair value.

Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Procedures approved by the Board of Trustees (the “Board”).

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2021:

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$ 125,265,289	$ -	$ -	$ -	$ 125,265,289
Real Estate Investment Trusts	2,153,406	-	-	-	2,153,406
Short-Term Investments	460,055	-	-	-	460,055
Investments Purchased with Proceeds from Securities Lending	-	-	-	18,619,035	18,619,035
Total Investments in Securities	$ 127,878,750	$ -	$ -	$ 18,619,035	$ 146,497,785
^ See Schedule of Investments for country breakouts.
For the period ended January 31, 2021, the Fund did not recognize any transfers to or from Level 3.